Details of Significant Accounts - Provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Details of Significant Accounts
Beginning balance	$ 1,855
Additional provisions	335
Used during the period	(15)
Net exchange differences	(41)
Ending Balance	$ 2,134